Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity File Number	000-10210
Entity Registrant Name	Global Tech Industries Group, Inc.
Entity Central Index Key	0000356590
Entity Tax Identification Number	90-1604380
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	511 Sixth Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	204-7926
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false